Note 15 - Earnings (Losses) Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net income / (loss)	$ (43,447)	$ 27,136
Less: paid and accrued earnings allocated to Preferred Stock	(15,461)	(15,547)
Add: gain from retirement of Preferred Stock	619	0
Net income / (loss) available to common stockholders	$ (58,289)	$ 11,589
Weighted average number of common shares, basic (in shares)	119,927,560	113,540,975
Weighted average number of common shares, diluted (in shares)	119,927,560	116,490,307
Earnings / (losses) per common share, basic and diluted (in dollars per share)	$ (0.49)	$ 0.10